Annual Fund Operating Expenses	Feb. 28, 2025
IDX DYNAMIC INNOVATION ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.30%	[2]
Expenses (as a percentage of Assets)	1.05%
IDX DYNAMIC FIXED INCOME ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[3]
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.42%	[4]
Expenses (as a percentage of Assets)	1.12%

[1]	Under the Investment Advisory Agreement, IDX Advisors, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	Under the Investment Advisory Agreement, IDX Advisors, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.